Obligation Under Finance Lease	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Leases [Abstract]
Obligation Under Finance Lease

10.	OBLIGATION UNDER FINANCE LEASE

The Company purchased a motor vehicle under a finance lease agreement with the effective interest rate of 2.46% per annum, due through February, 2022, with principal and interest payable monthly. The obligation under the finance lease is as follows:

	December 31, 2017	June 30, 2017
Finance lease	$10,686	$11,303
Less: interest expense	(913)	(1,090)
Net present value of finance lease	$9,773	$10,213

Current portion	1,534	1,974
Non-current portion	8,239	8,239
Total	$9,773	$10,213

As of December 31, 2017, the maturities of the finance lease for each of the years are as follows:

2018	1,534
2019	2,069
2020	2,164
2021	2,259
2022	1,747
Total	$9,773

9. OBLIGATION UNDER FINANCE LEASE

The Company purchased a motor vehicle under a finance lease agreement with the effective interest rate of 2.46% (2016: 2.46%) per annum, due through February, 2022, with principal and interest payable monthly. The obligation under the finance lease is as follows:

	2017	2016
Finance lease	$11,303	$14,815
Less: interest expense	(1,090)	(1,700)
Net present value of finance lease	$10,213	$13,115

Current portion	$1,974	$2,217
Non-current portion	8,239	10,898
Total	$10,213	$13,115

As of June 30, 2017, the maturities of the finance lease for each of the years are as follows:

2018	1,974
2019	2,069
2020	2,164
2021	2,259
2022	1,747
Total	$10,213